GMO Resources Fund Investment Strategy - GMO Resources Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies in the natural resources sector (as defined below). Given global population growth, the industrialization of emerging countries, and the clean energy transition, GMO believes that global demand for many natural resources will increase and, given the finite supply of natural resources, that prices of these natural resources will increase over a long time period. GMO also believes that the demand for clean energy will continue to increase. In managing the Fund, GMO seeks to invest the Fund’s assets in the securities of companies that it believes will benefit from, and avoid companies it believes will be adversely affected by, the long-term increase GMO expects in natural resource prices and the increasing demand for clean energy. GMO expects the Fund’s long-term performance to have a low correlation to the performance of equity markets generally.GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), securities’ prices, commodities’ prices, equity and bond markets, the overall global economy, and governmental policies. GMO also may consider ESG (environmental, social, and governance) criteria.In selecting securities for the Fund, GMO uses a combination of investment methods to identify natural resources equities GMO believes have positive return potential relative to other natural resources equities. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to other securities of companies in the natural resources sector. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund invests in companies tied economically to emerging markets. The Fund may invest its assets in securities of companies of any market capitalization and may invest a significant portion of its assets in securities of companies with smaller market capitalizations. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.The Fund has a fundamental policy to concentrate its investments in the natural resources sector, and under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector (see “Name Policies”). The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.